EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended
Jun. 30, 2022
EMPLOYEE BENEFIT PLANS
Schedule of changes in actuarial liabilities

Balance on December 31, 2020	785,045
Interest on actuarial liabilities	55,849
Actuarial gain	(119,642)
Exchange rate variation	37
Benefits paid	(46,131)
Balance on December 31, 2021	675,158
Interest on actuarial liabilities	29,616
Exchange rate variation	(107)
Benefits paid	(29,154)
Balance on June 30, 2022	675,513